OPERATING LEASES - Schedule of future minimum operating lease revenue receipts (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 22,020
2022	4,138
2023	3,075
2024	0
2025	0
Thereafter	0
Total	$ 29,233